Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments
Schedule of cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment ("OTTI") of fixed maturity and equity securities

	December 31, 2014
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$608	$189	$0	$797	$0
States, municipalities and political subdivisions	26,614	2,304	0	28,918	0
Foreign governments	255	121	0	376	0
Commercial mortgage-backed	470	29	0	499	0
Residential mortgage-backed	6,653	1,059	(11)	7,701	481
Corporate	50,962	8,343	(127)	59,178	0
Total fixed maturity securities	$85,562	$12,045	$(138)	$97,469	$481
Equity securities:
Non-redeemable preferred stocks	$7,333	$678	$(43)	$7,968	$0

	December 31, 2013
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$573	$164	$0	$737	$0
States, municipalities and political subdivisions	26,026	2,396	0	28,422	0
Foreign governments	255	83	0	338	0
Commercial mortgage-backed	693	59	0	752	0
Residential mortgage-backed	6,993	711	(53)	7,651	404
Corporate	60,446	6,182	(449)	66,179	0
Total fixed maturity securities	$94,986	$9,595	$(502)	$104,079	$404
Equity securities:
Non-redeemable preferred stocks	$6,901	$470	$(171)	$7,200	$0

(a)

Represents the amount of OTTI recognized in accumulated other comprehensive income (“AOCI”). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of cost or amortized cost and fair value of fixed maturity securities by contractual maturity

	Cost or Amortized Cost	Fair Value

Due in one year or less	$2,550	$2,623
Due after one year through five years	14,379	15,839
Due after five years through ten years	21,857	24,188
Due after ten years	39,653	46,619
Total	78,439	89,269
Commercial mortgage-backed	470	499
Residential mortgage-backed	6,653	7,701
Total	$85,562	$97,469

Schedule of major categories of net investment income

	Years Ended December 31,
	2014	2013	2012

Fixed maturity securities	$4,892	$5,251	$5,735
Equity securities	477	462	412
Commercial mortgage loans on real estate	1,681	1,496	1,604
Policy loans	12	16	13
Other investments	20	31	42
Total investment income	7,082	7,256	7,806
Investment expenses	(248)	(256)	(245)
Net investment income	$6,834	$7,000	$7,561

Summary of proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses
	For the Years Ended December 31,
	2014	2013	2012
Proceeds from sales	$6,303	$15,065	$8,748
Gross realized gains	404	929	471
Gross realized losses	106	264	77

Schedule of net realized gains (losses), including other-than-temporary impairments

	Years Ended December 31,
	2014	2013	2012
Net realized gains related to sales and other:
Fixed maturity securities	$248	$430	$309
Equity securities	3	295	62
Commercial mortgage loans on real estate	12	113	0
Total net realized gains related to sales and other	263	838	371
Net realized losses related to other-than-temporary impairments:
Equity securities	0	0	(6)
Total net realized losses related to other-than-temporary impairments	0	0	(6)
Total net realized gains	$263	$838	$365

Schedule of credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI

	Years Ended December 31,
	2014	2013	2012
Balance, beginning of year	$446	$1,496	$1,573
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(132)	(11)	(6)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	238	(1,039)	(71)
Balance, end of year	$552	$446	$1,496

Schedule of gross unrealized losses on fixed maturity securities and equity securities

	December 31, 2014
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$0	$0	$526	$(11)	$526	$(11)
Corporate	683	(39)	697	(88)	1,380	(127)
Total fixed maturity securities	$683	$(39)	$1,223	$(99)	$1,906	$(138)
Equity securities:
Non-redeemable preferred stocks	$615	$(28)	$235	$(15)	$850	$(43)

	December 31, 2013
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$2,174	$(29)	$520	$(24)	$2,694	$(53)
Corporate	7,394	(426)	225	(23)	7,619	(449)
Total fixed maturity securities	$9,568	$(455)	$745	$(47)	$10,313	$(502)
Equity securities:
Non-redeemable preferred stocks	$2,966	$(171)	$0	$0	$2,966	$(171)

Schedule of cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2014, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$224	$221
Due after ten years	1,283	1,159
Total	1,507	1,380
Residential mortgage-backed	537	526
Total	$2,044	$1,906

Summary of loan-to-value and average debt-service coverage ratios
	December 31, 2014
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
70% and less	$15,073	74.8%	2.28
71 – 80%	2,266	11.2%	1.15
81 – 95%	2,819	14.0%	1.15
Gross commercial mortgage loans	20,158	100.0%	2.00
Less valuation allowance	(386)
Net commercial mortgage loans	$19,772

	December 31, 2013
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
70% and less	$17,166	67.7%	2.41
71 – 80%	2,972	11.7%	1.14
81 – 95%	5,219	20.6%	1.16
Gross commercial mortgage loans	25,357	100.0%	2.01
Less valuation allowance	(398)
Net commercial mortgage loans	$24,959